Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of due from to related parties

	As of June 30,
	2019	2018
Due from related parties:
Non-controlling interest shareholder of Judge China	$212,736	$131,321
Mr. Raymond Ming Hui Lin, CEO of the Company	17,804	-
Total	$230,540	$131,321
Due to related parties
Non-controlling shareholder of JQ	-	45,615
Mr. Raymond Ming Hui Lin, CEO of the Company	-	162,727
Total	$-	$208,342